Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimate the fair value of options granted
Assumptions
Expected term	5-10 years
Expected volatility	45.81% - 62.26%
Expected dividends	0%
Risk-free interest rate	1.52% - 2.99%
Forfeiture rate	0% - 5%

Schedule of stock options outstanding and exercisable

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.0067	820,391	5.17	$0.0067	820,391	5.17	$0.0067
$3.3521	111,871	6.50	3.3521	111,871	6.50	3.3521
	932,262	5.33	0.4081	932,262	5.33	0.4081

Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding and exercisable

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$3.96	339,000	9.50	$3.9600	169,500	9.50	$3.9600
$9.00	12,000	10.00	9.0000	-	-	-
$11.00 – 13.95	97,400	9.67	11.3634	33,350	9.49	12.0615
$20.50 – 27.50	147,000	7.89	24.4918	89,750	7.71	26.0047
$30.00 – 35.00	124,000	7.50	34.4012	86,672	7.52	34.1981
	719,400	8.86	14.4889	379,272	8.62	16.7991

Aircom 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average exercise price and estimated fair value of options

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2018	932,262	$0.4081	$0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2019	932,262	0.4081	0.1282

Schedule of compensation plan

	Number of Shares	Weighted Average Fair Value Per Share
Options unvested at January 1, 2018	302,467	$0.2614
Granted	-	-
Vested	(216,492)	0.5349
Forfeited	-	-
Options unvested at December 31, 2018	85,975	0.4963
Granted	-	-
Vested	(85,975)	0.4963
Forfeited	-	-
Options unvested at December 31, 2019	-	$-

Aerkomm 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of nonvested shares
	Number of Shares	Average Granted-Date Fair Value
Options unvested at January 1, 2018	168,250	$19.2235
Granted	78,000	13.9258
Vested	(74,839)	17.5714
Forfeited	-	-
Options unvested at December 31, 2018	171,411	17.5341
Granted	436,400	3.8452
Vested	(267,683)	7.5460
Forfeited	-	-
Options unvested at December 31, 2019	340,128	$7.8313

Schedule of stock options outstanding and exercisable

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2018	253,000	$30.8824	$18.4796
Granted	78,000	19.7462	13.9258
Exercised	-	-	-
Forfeited/Cancelled	(48,000)	27.5000	16.4610
Options outstanding at December 31, 2018	283,000	28.3867	17.5668
Granted	436,400	5.4763	3.8452
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2019	719,400	14.4889	9.2431